UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund

December 31, 2014

1.954279.102

O05-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	431	$ 2,835
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,281	28,975
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,813	24,143
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,314	14,537
Strategic Advisers Value Multi-Manager Fund Class F (c)	2,003	28,982
TOTAL DOMESTIC EQUITY FUNDS (Cost $102,021)		99,472
International Equity Funds - 10.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,018	9,920
Strategic Advisers International Multi-Manager Fund Class F (c)	2,261	25,795
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,589)		35,715
Bond Funds - 43.4%

Fidelity Series Emerging Markets Debt Fund Class F (c)	207	1,993
Fidelity Series Floating Rate High Income Fund Class F (c)	169	1,637
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,042	10,055

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	142	$ 1,584
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	11,558	114,653
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,270	12,984
TOTAL BOND FUNDS (Cost $143,655)		142,906
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	28,950	28,950
Fidelity Short-Term Bond Fund Class F (c)	2,551	21,889
TOTAL SHORT-TERM FUNDS (Cost $50,862)		50,839
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $334,127)		328,932
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$ 328,897
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 1,610	$ 6,603	$ 21	$ 28,950
Fidelity Series Commodity Strategy Fund Class F	2,884	696	4	-	2,835
Fidelity Series Emerging Markets Debt Fund Class F	2,089	107	83	90	1,993
Fidelity Series Floating Rate High Income Fund Class F	3,617	174	2,022	91	1,637
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	3,236	9	18	10,055
Fidelity Series Real Estate Income Fund Class F	1,468	140	5	72	1,584
Fidelity Short-Term Bond Fund Class F	27,846	765	6,694	204	21,889
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	17,997	128	2,437	114,653
Strategic Advisers Core Multi-Manager Fund Class F	26,591	5,781	1,070	240	28,975
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	1,760	28	131	9,920
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	4,196	228	125	24,143
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	781	4,214	662	12,984
Strategic Advisers International Multi-Manager Fund Class F	30,406	1,801	3,508	643	25,795
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	3,784	97	-	14,537
Strategic Advisers Value Multi-Manager Fund Class F	27,130	3,468	1,216	275	28,982
Total	$ 319,778	$ 46,296	$ 25,909	$ 5,009	$ 328,932
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $334,434. Net unrealized depreciation aggregated $5,502, of which $4,993 related to appreciated investment securities and $10,495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund

December 31, 2014

1.954281.102

O10-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	980	$ 6,451
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,264	79,549
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,977	66,287
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,610	39,923
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,499	79,570
TOTAL DOMESTIC EQUITY FUNDS (Cost $280,783)		271,780
International Equity Funds - 13.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,900	28,244
Strategic Advisers International Multi-Manager Fund Class F (c)	6,438	73,462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,890)		101,706
Bond Funds - 39.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	466	4,480
Fidelity Series Floating Rate High Income Fund Class F (c)	381	3,700
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,863	17,974

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	320	$ 3,556
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	23,737	235,471
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,862	29,246
TOTAL BOND FUNDS (Cost $295,696)		294,427
Short-Term Funds - 10.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	42,898	42,898
Fidelity Short-Term Bond Fund Class F (c)	3,780	32,435
TOTAL SHORT-TERM FUNDS (Cost $75,356)		75,333
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $758,725)		743,246
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48)
NET ASSETS - 100%		$ 743,198
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 18,675	$ 13,045	$ 31	$ 42,898
Fidelity Series Commodity Strategy Fund Class F	4,040	3,951	3	-	6,451
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,637	87	186	4,480
Fidelity Series Floating Rate High Income Fund Class F	5,385	2,621	4,039	180	3,700
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	10,164	642	30	17,974
Fidelity Series Real Estate Income Fund Class F	2,416	1,449	261	158	3,556
Fidelity Short-Term Bond Fund Class F	30,562	14,230	12,316	291	32,435
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	106,053	87	4,539	235,471
Strategic Advisers Core Multi-Manager Fund Class F	49,290	38,577	2,147	631	79,549
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	13,827	9	364	28,244
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	30,765	535	326	66,287
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	13,370	9,447	1,381	29,246
Strategic Advisers International Multi-Manager Fund Class F	56,034	31,155	6,697	1,467	73,462
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	21,846	263	-	39,923
Strategic Advisers Value Multi-Manager Fund Class F	50,296	33,042	2,687	728	79,570
Total	$ 482,973	$ 341,362	$ 52,265	$ 10,312	$ 743,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $759,255. Net unrealized depreciation aggregated $16,009, of which $8,520 related to appreciated investment securities and $24,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund

December 31, 2014

1.954284.102

O15-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,260	$ 14,872
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,939	215,120
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,427	178,846
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,737	107,696
Strategic Advisers Value Multi-Manager Fund Class F (c)	14,888	215,423
TOTAL DOMESTIC EQUITY FUNDS (Cost $756,819)		731,957
International Equity Funds - 15.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,583	73,861
Strategic Advisers International Multi-Manager Fund Class F (c)	17,709	202,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $294,118)		275,917
Bond Funds - 36.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,028	9,882
Fidelity Series Floating Rate High Income Fund Class F (c)	897	8,711
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,896	27,944

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	746	$ 8,299
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	50,387	499,836
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	6,890	70,415
TOTAL BOND FUNDS (Cost $625,358)		625,087
Short-Term Funds - 5.7%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	55,858	55,858
Fidelity Short-Term Bond Fund Class F (c)	4,945	42,431
TOTAL SHORT-TERM FUNDS (Cost $98,257)		98,289
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,774,552)	1,731,250
NET OTHER ASSETS (LIABILITIES) - 0.0%	(241)
NET ASSETS - 100%	$ 1,731,009
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 35,272	$ 25,306	$ 37	$ 55,858
Fidelity Series Commodity Strategy Fund Class F	8,942	9,976	602	-	14,872
Fidelity Series Emerging Markets Debt Fund Class F	5,747	5,043	244	339	9,882
Fidelity Series Floating Rate High Income Fund Class F	9,555	6,669	6,868	319	8,711
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	17,573	908	41	27,944
Fidelity Series Real Estate Income Fund Class F	4,590	4,704	934	301	8,299
Fidelity Short-Term Bond Fund Class F	37,596	28,693	23,801	338	42,431
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	311,270	17,322	8,187	499,836
Strategic Advisers Core Multi-Manager Fund Class F	101,196	137,205	9,830	1,422	215,120
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	46,390	19	925	73,861
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	112,966	6,630	732	178,846
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	37,345	12,379	2,501	70,415
Strategic Advisers International Multi-Manager Fund Class F	114,605	115,522	8,440	3,874	202,056
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	77,205	3,650	-	107,696
Strategic Advisers Value Multi-Manager Fund Class F	102,936	125,704	10,552	1,691	215,423
Total	$ 860,634	$ 1,071,537	$ 127,485	$ 20,707	$ 1,731,250
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,780,372. Net unrealized depreciation aggregated $49,122, of which $14,521 related to appreciated investment securities and $63,643 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund

December 31, 2014

1.954286.102

O20-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,843	$ 25,290
Strategic Advisers Core Multi-Manager Fund Class F (c)	31,836	404,319
Strategic Advisers Growth Multi-Manager Fund Class F (c)	25,228	336,041
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	18,280	202,176
Strategic Advisers Value Multi-Manager Fund Class F (c)	27,981	404,890
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,420,427)		1,372,716
International Equity Funds - 17.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	14,246	138,753
Strategic Advisers International Multi-Manager Fund Class F (c)	33,397	381,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $548,488)		519,809
Bond Funds - 31.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,742	16,745
Fidelity Series Floating Rate High Income Fund Class F (c)	1,521	14,771
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,545	24,560

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	1,263	$ 14,058
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	75,084	744,831
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	11,212	114,588
TOTAL BOND FUNDS (Cost $931,276)		929,553
Short-Term Funds - 4.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	69,282	69,282
Fidelity Short-Term Bond Fund Class F (c)	6,175	52,979
TOTAL SHORT-TERM FUNDS (Cost $122,253)		122,261
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,022,444)		2,944,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		(220)
NET ASSETS - 100%		$ 2,944,119
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 35,728	$ 26,309	$ 46	$ 69,282
Fidelity Series Commodity Strategy Fund Class F	17,801	14,569	1,113	-	25,290
Fidelity Series Emerging Markets Debt Fund Class F	12,640	7,018	1,806	649	16,745
Fidelity Series Floating Rate High Income Fund Class F	18,901	10,265	13,329	574	14,771
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	11,186	2,673	47	24,560
Fidelity Series Real Estate Income Fund Class F	9,261	6,767	1,824	547	14,058
Fidelity Short-Term Bond Fund Class F	49,117	24,218	20,268	427	52,979
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	399,551	28,831	12,885	744,831
Strategic Advisers Core Multi-Manager Fund Class F	225,296	227,147	19,883	2,862	404,319
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	83,636	5,673	1,833	138,753
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	185,106	12,745	1,478	336,041
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	57,935	41,457	4,671	114,588
Strategic Advisers International Multi-Manager Fund Class F	253,767	198,712	33,969	7,677	381,056
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	129,587	7,965	-	202,176
Strategic Advisers Value Multi-Manager Fund Class F	229,540	203,017	21,435	3,374	404,890
Total	$ 1,734,065	$ 1,594,442	$ 239,280	$ 37,070	$ 2,944,339
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $3,029,496. Net unrealized depreciation aggregated $85,157, of which $26,582 related to appreciated investment securities and $111,739 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund

December 31, 2014

1.954289.102

O25-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,345	$ 8,847
Strategic Advisers Core Multi-Manager Fund Class F (c)	13,176	167,333
Strategic Advisers Growth Multi-Manager Fund Class F (c)	10,436	139,005
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,577	83,798
Strategic Advisers Value Multi-Manager Fund Class F (c)	11,574	167,480
TOTAL DOMESTIC EQUITY FUNDS (Cost $575,503)		566,463
International Equity Funds - 20.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,204	60,429
Strategic Advisers International Multi-Manager Fund Class F (c)	13,913	158,749
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $228,774)		219,178
Bond Funds - 24.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	564	5,419
Fidelity Series Floating Rate High Income Fund Class F (c)	532	5,167

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	456	$ 5,070
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	20,156	199,949
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,053	41,419
TOTAL BOND FUNDS (Cost $257,464)		257,024
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	13,156	13,156
Fidelity Short-Term Bond Fund Class F (c)	1,105	9,479
TOTAL SHORT-TERM FUNDS (Cost $22,662)		22,635
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,084,403)		1,065,300
NET OTHER ASSETS (LIABILITIES) - 0.0%		(84)
NET ASSETS - 100%		$ 1,065,216
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 12,742	$ 965	$ 3	$ 13,156
Fidelity Series Commodity Strategy Fund Class F	5,289	6,372	1,071	-	8,847
Fidelity Series Emerging Markets Debt Fund Class F	3,939	2,730	926	188	5,419
Fidelity Series Floating Rate High Income Fund Class F	5,031	3,494	3,007	155	5,167
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	461	3,425	5	-
Fidelity Series Real Estate Income Fund Class F	2,731	3,057	672	176	5,070
Fidelity Short-Term Bond Fund Class F	1,131	8,884	507	26	9,479
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	122,866	18,672	3,203	199,949
Strategic Advisers Core Multi-Manager Fund Class F	84,280	111,683	20,686	1,070	167,333
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	42,261	5,457	831	60,429
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	92,264	15,652	552	139,005
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	22,110	13,429	1,465	41,419
Strategic Advisers International Multi-Manager Fund Class F	95,100	99,976	23,859	3,168	158,749
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	62,355	8,344	-	83,798
Strategic Advisers Value Multi-Manager Fund Class F	85,720	103,061	21,008	1,293	167,480
Total	$ 555,095	$ 694,316	$ 137,680	$ 12,135	$ 1,065,300
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,087,614. Net unrealized depreciation aggregated $22,314, of which $13,813 related to appreciated investment securities and $36,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund

December 31, 2014

1.954291.102

O30-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,578	$ 10,385
Strategic Advisers Core Multi-Manager Fund Class F (c)	18,184	230,940
Strategic Advisers Growth Multi-Manager Fund Class F (c)	14,426	192,152
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,436	115,418
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,964	231,002
TOTAL DOMESTIC EQUITY FUNDS (Cost $806,794)		779,897
International Equity Funds - 24.3%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	8,239	80,243
Strategic Advisers International Multi-Manager Fund Class F (c)	19,479	222,259
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $326,742)		302,502
Bond Funds - 12.3%

Fidelity Series Emerging Markets Debt Fund Class F (c)	827	7,950
Fidelity Series Floating Rate High Income Fund Class F (c)	623	6,054
Fidelity Series Real Estate Income Fund Class F (c)	532	5,921

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	8,263	$ 81,972
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,967	50,764
TOTAL BOND FUNDS (Cost $154,920)		152,661
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	5,742	5,742
Fidelity Short-Term Bond Fund Class F (c)	506	4,340
TOTAL SHORT-TERM FUNDS (Cost $10,090)		10,082
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,298,546)		1,245,142
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$ 1,245,022
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,692	$ 950	$ 1	$ 5,742
Fidelity Series Commodity Strategy Fund Class F	9,397	6,432	2,612	-	10,385
Fidelity Series Emerging Markets Debt Fund Class F	7,062	2,702	1,263	345	7,950
Fidelity Series Floating Rate High Income Fund Class F	8,542	3,317	5,330	266	6,054
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	682	1,927	3	-
Fidelity Series Real Estate Income Fund Class F	4,802	2,556	1,343	266	5,921
Fidelity Short-Term Bond Fund Class F	-	7,405	3,047	12	4,340
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	50,296	24,902	1,717	81,972
Strategic Advisers Core Multi-Manager Fund Class F	179,177	116,907	49,268	1,779	230,940
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	46,590	17,398	1,097	80,243
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	96,162	40,256	914	192,152
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	11,999	22,939	2,645	50,764
Strategic Advisers International Multi-Manager Fund Class F	203,704	95,735	52,474	4,994	222,259
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	68,388	23,484	-	115,418
Strategic Advisers Value Multi-Manager Fund Class F	181,985	101,408	50,325	2,058	231,002
Total	$ 1,010,083	$ 617,271	$ 297,518	$ 16,097	$ 1,245,142
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,304,313. Net unrealized depreciation aggregated $59,171, of which $12,293 related to appreciated investment securities and $71,464 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund

December 31, 2014

1.954294.102

O35-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 67.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,257	$ 8,270
Strategic Advisers Core Multi-Manager Fund Class F (c)	15,693	199,301
Strategic Advisers Growth Multi-Manager Fund Class F (c)	12,464	166,026
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,041	99,994
Strategic Advisers Value Multi-Manager Fund Class F (c)	13,777	199,353
TOTAL DOMESTIC EQUITY FUNDS (Cost $692,981)		672,944
International Equity Funds - 25.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,918	67,378
Strategic Advisers International Multi-Manager Fund Class F (c)	16,841	192,159
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $277,167)		259,537
Bond Funds - 5.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	629	6,048
Fidelity Series Floating Rate High Income Fund Class F (c)	504	4,897

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	429	$ 4,773
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	448	4,443
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,873	39,580
TOTAL BOND FUNDS (Cost $61,859)		59,741
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	7,508	7,508
Fidelity Short-Term Bond Fund Class F (c)	652	5,594
TOTAL SHORT-TERM FUNDS (Cost $13,111)		13,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,045,118)		1,005,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(96)
NET ASSETS - 100%		$ 1,005,228
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 7,509	$ 1	$ 2	$ 7,508
Fidelity Series Commodity Strategy Fund Class F	5,897	5,032	588	-	8,270
Fidelity Series Emerging Markets Debt Fund Class F	4,732	2,122	404	244	6,048
Fidelity Series Floating Rate High Income Fund Class F	4,842	2,415	1,998	171	4,897
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	88	-	-
Fidelity Series Real Estate Income Fund Class F	2,845	2,247	244	192	4,773
Fidelity Short-Term Bond Fund Class F	-	5,903	300	15	5,594
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	8,774	13,380	188	4,443
Strategic Advisers Core Multi-Manager Fund Class F	115,849	109,157	11,859	1,430	199,301
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	38,785	3,022	876	67,378
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	90,770	9,398	733	166,026
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	15,351	13,905	1,757	39,580
Strategic Advisers International Multi-Manager Fund Class F	130,647	91,438	10,082	3,913	192,159
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	63,515	5,334	-	99,994
Strategic Advisers Value Multi-Manager Fund Class F	117,975	96,019	11,711	1,683	199,353
Total	$ 621,147	$ 539,037	$ 82,314	$ 11,204	$ 1,005,324
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,048,368. Net unrealized depreciation aggregated $43,044, of which $13,622 related to appreciated investment securities and $56,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund

December 31, 2014

1.954298.102

O40-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 67.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	864	$ 5,688
Strategic Advisers Core Multi-Manager Fund Class F (c)	10,873	138,089
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,601	114,566
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,232	68,926
Strategic Advisers Value Multi-Manager Fund Class F (c)	9,546	138,127
TOTAL DOMESTIC EQUITY FUNDS (Cost $476,483)		465,396
International Equity Funds - 25.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	4,716	45,937
Strategic Advisers International Multi-Manager Fund Class F (c)	11,659	133,028
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $189,458)		178,965
Bond Funds - 5.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	431	4,141
Fidelity Series Floating Rate High Income Fund Class F (c)	347	3,374
Fidelity Series Real Estate Income Fund Class F (c)	296	3,290

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	308	$ 3,059
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,695	27,543
TOTAL BOND FUNDS (Cost $42,766)		41,407
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	4,707	4,707
Fidelity Short-Term Bond Fund Class F (c)	410	3,516
TOTAL SHORT-TERM FUNDS (Cost $8,230)		8,223
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $716,937)	693,991
NET OTHER ASSETS (LIABILITIES) - 0.0%	(90)
NET ASSETS - 100%	$ 693,901
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 5,009	$ 303	$ 1	$ 4,707
Fidelity Series Commodity Strategy Fund Class F	4,836	3,389	1,118	-	5,688
Fidelity Series Emerging Markets Debt Fund Class F	3,910	1,500	1,009	180	4,141
Fidelity Series Floating Rate High Income Fund Class F	3,528	1,617	1,524	108	3,374
Fidelity Series Real Estate Income Fund Class F	2,200	1,612	481	132	3,290
Fidelity Short-Term Bond Fund Class F	-	4,176	651	9	3,516
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	3,682	8,557	136	3,059
Strategic Advisers Core Multi-Manager Fund Class F	96,229	70,368	19,418	1,008	138,089
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	23,483	4,692	627	45,937
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	58,623	16,276	516	114,566
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	12,406	17,064	1,316	27,543
Strategic Advisers International Multi-Manager Fund Class F	108,489	60,090	21,935	2,881	133,028
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	41,880	9,722	-	68,926
Strategic Advisers Value Multi-Manager Fund Class F	98,050	61,227	19,591	1,187	138,127
Total	$ 515,821	$ 349,062	$ 122,341	$ 8,101	$ 693,991
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $720,990. Net unrealized depreciation aggregated $26,999, of which $10,772 related to appreciated investment securities and $37,771 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund

December 31, 2014

1.954302.102

O45-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,079	$ 7,100
Strategic Advisers Core Multi-Manager Fund Class F (c)	13,402	170,200
Strategic Advisers Growth Multi-Manager Fund Class F (c)	10,614	141,378
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,697	85,127
Strategic Advisers Value Multi-Manager Fund Class F (c)	11,765	170,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $592,731)		574,050
International Equity Funds - 26.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,001	58,447
Strategic Advisers International Multi-Manager Fund Class F (c)	14,388	164,165
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $237,318)		222,612
Bond Funds - 5.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	529	5,080
Fidelity Series Floating Rate High Income Fund Class F (c)	429	4,169
Fidelity Series Real Estate Income Fund Class F (c)	365	4,062

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	382	$ 3,793
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,291	33,637
TOTAL BOND FUNDS (Cost $52,460)		50,741
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	6,108	6,108
Fidelity Short-Term Bond Fund Class F (c)	530	4,544
TOTAL SHORT-TERM FUNDS (Cost $10,659)		10,652
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $893,168)	858,055
NET OTHER ASSETS (LIABILITIES) - 0.0%	(77)
NET ASSETS - 100%	$ 857,978
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,201	$ 93	$ 1	$ 6,108
Fidelity Series Commodity Strategy Fund Class F	5,058	4,245	481	-	7,100
Fidelity Series Emerging Markets Debt Fund Class F	4,074	1,873	541	206	5,080
Fidelity Series Floating Rate High Income Fund Class F	2,015	2,646	206	99	4,169
Fidelity Series Real Estate Income Fund Class F	2,112	2,220	200	158	4,062
Fidelity Short-Term Bond Fund Class F	-	4,810	259	11	4,544
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	8,097	14,491	192	3,793
Strategic Advisers Core Multi-Manager Fund Class F	100,708	89,885	8,664	1,213	170,200
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	33,153	2,313	779	58,447
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	74,546	6,999	621	141,378
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	12,571	11,986	1,492	33,637
Strategic Advisers International Multi-Manager Fund Class F	113,616	75,819	8,887	3,310	164,165
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	52,033	4,156	-	85,127
Strategic Advisers Value Multi-Manager Fund Class F	102,817	78,382	8,531	1,425	170,245
Total	$ 539,671	$ 446,481	$ 67,807	$ 9,507	$ 858,055
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $895,632. Net unrealized depreciation aggregated $37,577, of which $11,016 related to appreciated investment securities and $48,593 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund

December 31, 2014

1.954305.102

O50-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,407	$ 9,257
Strategic Advisers Core Multi-Manager Fund Class F (c)	17,323	220,004
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,762	183,312
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,980	110,375
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,208	220,062
TOTAL DOMESTIC EQUITY FUNDS (Cost $764,108)		743,010
International Equity Funds - 26.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,787	75,841
Strategic Advisers International Multi-Manager Fund Class F (c)	18,660	212,905
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $305,544)		288,746
Bond Funds - 5.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	703	6,751
Fidelity Series Floating Rate High Income Fund Class F (c)	560	5,437
Fidelity Series Real Estate Income Fund Class F (c)	477	5,307

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	494	$ 4,898
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,245	43,389
TOTAL BOND FUNDS (Cost $67,872)		65,782
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	7,517	7,517
Fidelity Short-Term Bond Fund Class F (c)	654	5,613
TOTAL SHORT-TERM FUNDS (Cost $13,141)		13,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,150,665)	1,110,668
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101)
NET ASSETS - 100%	$ 1,110,567
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 7,716	$ 199	$ 2	$ 7,517
Fidelity Series Commodity Strategy Fund Class F	7,956	4,030	334	-	9,257
Fidelity Series Emerging Markets Debt Fund Class F	6,128	1,828	766	293	6,751
Fidelity Series Floating Rate High Income Fund Class F	1,021	4,928	139	105	5,437
Fidelity Series Real Estate Income Fund Class F	2,926	2,627	154	213	5,307
Fidelity Short-Term Bond Fund Class F	-	6,277	651	15	5,613
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	8,805	21,544	286	4,898
Strategic Advisers Core Multi-Manager Fund Class F	153,017	90,363	7,489	1,674	220,004
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	34,952	1,889	970	75,841
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	74,856	5,435	858	183,312
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	10,669	17,803	2,111	43,389
Strategic Advisers International Multi-Manager Fund Class F	172,562	70,564	7,992	4,621	212,905
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	54,831	3,369	-	110,375
Strategic Advisers Value Multi-Manager Fund Class F	156,224	74,524	7,792	1,955	220,062
Total	$ 819,804	$ 446,970	$ 75,556	$ 13,103	$ 1,110,668
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,153,809. Net unrealized depreciation aggregated $43,141, of which $15,241 related to appreciated investment securities and $58,382 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund

December 31, 2014

1.954307.102

O55-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,168	$ 7,685
Strategic Advisers Core Multi-Manager Fund Class F (c)	14,416	183,085
Strategic Advisers Growth Multi-Manager Fund Class F (c)	11,421	152,134
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	8,215	90,854
Strategic Advisers Value Multi-Manager Fund Class F (c)	12,656	183,131
TOTAL DOMESTIC EQUITY FUNDS (Cost $639,560)		616,889
International Equity Funds - 26.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,019	68,368
Strategic Advisers International Multi-Manager Fund Class F (c)	15,712	179,273
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $264,525)		247,641
Bond Funds - 5.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	539	5,179
Fidelity Series Floating Rate High Income Fund Class F (c)	463	4,500
Fidelity Series Real Estate Income Fund Class F (c)	395	4,399

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	432	$ 4,288
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,332	34,058
TOTAL BOND FUNDS (Cost $54,271)		52,424
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	7,331	7,331
Fidelity Short-Term Bond Fund Class F (c)	642	5,506
TOTAL SHORT-TERM FUNDS (Cost $12,844)		12,837
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $971,200)	929,791
NET OTHER ASSETS (LIABILITIES) - 0.0%	(83)
NET ASSETS - 100%	$ 929,708
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 7,490	$ 159	$ 1	$ 7,331
Fidelity Series Commodity Strategy Fund Class F	6,096	3,748	184	0	7,685
Fidelity Series Emerging Markets Debt Fund Class F	4,157	1,983	579	224	5,179
Fidelity Series Floating Rate High Income Fund Class F	80	4,812	94	65	4,500
Fidelity Series Real Estate Income Fund Class F	1,947	2,635	101	168	4,399
Fidelity Short-Term Bond Fund Class F	-	5,788	275	12	5,506
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	10,691	19,134	232	4,288
Strategic Advisers Core Multi-Manager Fund Class F	105,691	93,260	3,581	1,304	183,085
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	42,396	1,631	930	68,368
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	77,430	2,915	668	152,134
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	12,602	13,156	1,633	34,058
Strategic Advisers International Multi-Manager Fund Class F	119,926	80,926	3,606	3,566	179,273
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	54,004	1,749	0	90,854
Strategic Advisers Value Multi-Manager Fund Class F	107,644	81,399	3,534	1,532	183,131
Total	$ 566,302	$ 479,164	$ 50,698	$ 10,335	$ 929,791
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $973,028. Net unrealized depreciation aggregated $43,237, of which $11,205 related to appreciated investment securities and $54,442 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2060 Fund

December 31, 2014

1.9858349.100

O60-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	420	$ 2,761
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,964	63,042
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,944	52,529
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,860	31,626
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,358	63,059
TOTAL DOMESTIC EQUITY FUNDS (Cost $216,408)		213,017
International Equity Funds - 26.4%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,303	22,433
Strategic Advisers International Multi-Manager Fund Class F (c)	5,435	62,008
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $91,786)		84,441
Bond Funds - 5.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	183	1,754
Fidelity Series Floating Rate High Income Fund Class F (c)	161	1,560
Fidelity Series Real Estate Income Fund Class F (c)	137	1,526

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	157	$ 1,558
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,209	12,359
TOTAL BOND FUNDS (Cost $19,631)		18,757
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	2,366	2,366
Fidelity Short-Term Bond Fund Class F (c)	206	1,768
TOTAL SHORT-TERM FUNDS (Cost $4,138)		4,134
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $331,963)		320,349
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50)
NET ASSETS - 100%		$ 320,299
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 2,367	$ 1	$ -	$ 2,366
Fidelity Series Commodity Strategy Fund Class F	-	3,327	2	-	2,761
Fidelity Series Emerging Markets Debt Fund Class F	-	2,369	465	42	1,754
Fidelity Series Floating Rate High Income Fund Class F	-	1,689	26	23	1,560
Fidelity Series Real Estate Income Fund Class F	-	1,576	8	51	1,526
Fidelity Short-Term Bond Fund Class F	-	2,101	328	4	1,768
Strategic Advisers Core Income Multi-Manager Fund Class F	-	9,079	7,544	29	1,558
Strategic Advisers Core Multi-Manager Fund Class F	-	64,384	1,563	246	63,042
Strategic Advisers Emerging Markets Fund of Funds Class F	-	24,529	44	246	22,433
Strategic Advisers Growth Multi-Manager Fund Class F	-	53,969	970	125	52,529
Strategic Advisers Income Opportunities Fund of Funds Class F	-	15,747	2,753	307	12,359
Strategic Advisers International Multi-Manager Fund Class F	-	68,532	1,206	877	62,008
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	-	36,224	702	-	31,626
Strategic Advisers Value Multi-Manager Fund Class F	-	63,364	1,514	339	63,059
Total	$ -	$ 349,257	$ 17,126	$ 2,289	$ 320,349
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $332,070. Net unrealized depreciation aggregated $11,721, of which $1,540 related to appreciated investment securities and $13,261 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund

December 31, 2014

1.954309.102

OIN-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,493	$ 9,821
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,997	63,465
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,972	52,906
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,856	31,584
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,387	63,481
TOTAL DOMESTIC EQUITY FUNDS (Cost $229,855)		221,257
International Equity Funds - 6.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,303	22,432
Strategic Advisers International Multi-Manager Fund Class F (c)	4,515	51,520
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,547)		73,952
Bond Funds - 48.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	602	5,785
Fidelity Series Floating Rate High Income Fund Class F (c)	581	5,645
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,089	39,456

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	484	$ 5,391
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	45,349	449,857
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,946	40,329
TOTAL BOND FUNDS (Cost $547,089)		546,463
Short-Term Funds - 25.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	160,008	160,008
Fidelity Short-Term Bond Fund Class F (c)	14,105	121,023
TOTAL SHORT-TERM FUNDS (Cost $281,164)		281,031
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,136,655)		1,122,703
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$ 1,122,639
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 38,464	$ 25,969	$ 103	$ 160,008
Fidelity Series Commodity Strategy Fund Class F	9,668	3,047	295	-	9,821
Fidelity Series Emerging Markets Debt Fund Class F	5,720	557	131	255	5,785
Fidelity Series Floating Rate High Income Fund Class F	10,380	794	5,087	274	5,645
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	14,655	971	72	39,456
Fidelity Series Real Estate Income Fund Class F	3,942	1,689	151	230	5,391
Fidelity Short-Term Bond Fund Class F	120,930	29,410	29,153	971	121,023
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	133,949	11,057	9,067	449,857
Strategic Advisers Core Multi-Manager Fund Class F	43,839	25,769	1,806	464	63,465
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	9,706	678	278	22,432
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	21,360	1,268	238	52,906
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	2,989	5,452	1,817	40,329
Strategic Advisers International Multi-Manager Fund Class F	50,940	10,145	3,866	1,200	51,520
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	15,763	760	-	31,584
Strategic Advisers Value Multi-Manager Fund Class F	44,663	21,590	1,978	546	63,481
Total	$ 905,698	$ 329,887	$ 88,622	$ 15,515	$ 1,122,703
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,138,672. Net unrealized depreciation aggregated $15,969, of which $8,340 related to appreciated investment securities and $24,309 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015